Summary of Significant Accounting Policies (Details) - Schedule of diluted net loss per share - FaZe Clan Inc. [Member] - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Warrants	292,700	292,700	292,790	292,790
Stock options	8,942,575	5,765,000
Unvested restricted stock awards	22,197		3,237,800	3,237,800
Convertible preferred stock	3,237,800	3,237,800
Total potentially dilutive common stock equivalents	12,495,272	9,295,500	8,870,590	9,295,590